SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation on Straight-line Basis Over Useful Life of Assets
Depreciation is calculated on a straight‑line basis over the useful life of the assets at annual rates as follows:
%
Office furniture	6-15
Electronic machinery and laboratory equipment	15-20
Computers	33
Leasehold improvements	See below

Schedule of condensed interim consolidated statement of financial position
Impact on the condensed consolidated statement of financial position:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Deferred revenues*	1,356	(369)	987

Accumulated deficit	(130,715)	369	(130,346)

* Comprised of short term deferred revenues classified in other payable and long term deferred revenues.

Schedule of condensed interim consolidated statement of profit or loss
Impact on the condensed consolidated statements of comprehensive loss for the year ended December 31, 2018:

	As reported	Adjustments	Amounts without adoption of IFRS 15

Revenues	3,401	(44)	3,357
Financial expense	(2,117)	164	(1,953)
Net loss	(1,057)	120	(937)
Total Basic and diluted net loss per share	(0.04)	(0.0)	(0.04)